Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

August 31, 2019

CTF-QTLY-1019
1.805751.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Connecticut - 94.8%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,775,953
5% 2/15/24	645,000	693,827
5% 2/15/32	1,110,000	1,189,487
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,193,160
5% 8/15/32 (FSA Insured)	3,090,000	3,678,491
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,240,090
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,221,820
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,214,050
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,535,344
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (a)	2,000,000	2,213,120
5% 7/1/49 (a)	2,925,000	3,571,454
Connecticut Gen. Oblig.:
Series 2012 G, 5% 10/15/30	4,275,000	4,725,884
Series 2013 A:
5% 3/1/27	5,480,000	6,164,452
5% 10/15/27	1,000,000	1,145,010
Series 2014 G, 5% 11/15/28	7,000,000	8,242,080
Series 2015 B:
5% 6/15/27	4,825,000	5,775,815
5% 6/15/30	1,290,000	1,529,308
5% 6/15/32	5,500,000	6,475,535
Series 2015 F, 5% 11/15/31	4,000,000	4,766,000
Series 2016 A, 5% 3/15/31	6,950,000	8,358,140
Series 2018 A:
5% 4/15/30	2,500,000	3,148,925
5% 4/15/38	1,700,000	2,081,514
Series 2018 C, 5% 6/15/31	725,000	910,919
Series 2019 A:
4% 4/15/37	1,825,000	2,098,604
5% 4/15/25	1,140,000	1,365,902
5% 4/15/28	7,450,000	9,491,375
5% 4/15/35	2,000,000	2,517,020
5% 4/15/36	2,300,000	2,885,902
5% 4/15/39	2,450,000	3,047,114
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,242,177
5% 7/1/32	1,000,000	1,223,530
Series 2017, 5% 7/1/30	2,400,000	2,972,496
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/28	600,000	749,316
5% 7/1/29	350,000	435,337
5% 7/1/30	850,000	1,052,054
5% 7/1/31	1,300,000	1,601,431
5% 7/1/32	1,050,000	1,289,841
5% 7/1/33	700,000	858,095
5% 7/1/34	750,000	916,808
5% 7/1/42	2,000,000	2,401,560
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	10,765,000	11,064,482
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	52,152
Series 2011 M, 5.375% 7/1/41	5,485,000	5,801,814
Series 2013 N:
5% 7/1/24	400,000	458,896
5% 7/1/25	300,000	343,566
Series 2014 E:
5% 7/1/28	3,260,000	3,835,162
5% 7/1/29	3,840,000	4,511,462
Series 2015 L, 5% 7/1/29	1,500,000	1,784,055
Series 2016 CT, 5% 12/1/45	2,850,000	3,363,029
Series 2016 K, 4% 7/1/46	7,000,000	7,481,180
Series 2016, 5% 12/1/41	5,150,000	6,105,634
Series 2018 K3, 5% 7/1/38	985,000	1,174,534
Series 2019 A, 5% 7/1/49 (b)	6,000,000	6,578,100
Series A, 5% 7/1/41	3,000,000	3,158,790
Series E:
5% 7/1/28	1,250,000	1,445,738
5% 7/1/42	5,000,000	5,648,850
Series F, 5% 7/1/45	4,890,000	5,599,588
Series H1, 5% 7/1/41	1,250,000	1,316,388
Series J, 5% 11/1/25	1,465,000	1,574,685
Series K1:
5% 7/1/24	600,000	687,630
5% 7/1/25	1,240,000	1,455,785
Series K3, 5% 7/1/48	3,695,000	4,324,591
Series L:
5% 7/1/26	1,000,000	1,200,320
5% 7/1/27	2,000,000	2,393,220
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
5% 11/15/20 (a)	950,000	987,753
5% 11/15/23 (a)	1,100,000	1,237,280
Series 2017 B:
5% 11/15/22 (a)	975,000	1,074,733
5% 11/15/24 (a)	1,065,000	1,234,239
Connecticut Hsg. Fin. Auth.:
Series 2012 F, 2.75% 11/15/35 (a)	595,000	604,931
Series 2013 B2, 4% 11/15/32	1,615,000	1,664,338
Series 2014 C, 4% 11/15/44	605,000	634,143
Series 2016 F, 3.5% 5/15/39 (a)	1,950,000	2,037,048
Series 2019 B1, 4% 5/15/49	4,000,000	4,497,120
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,120,980
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	10,000,000	11,237,192
5% 1/1/28	1,000,000	1,121,680
5% 1/1/31	5,000,000	5,585,550
Series 2015 A, 5% 8/1/34	6,000,000	7,094,340
Series A, 5% 9/1/33	1,000,000	1,158,470
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,030
Series 2014 B:
5% 8/15/25	450,000	529,907
5% 8/15/26	700,000	821,002
5% 8/15/27	750,000	875,340
5% 8/15/28	1,000,000	1,164,520
Harbor Point Infrastructure Improvement District Series 2017, 5% 4/1/39 (b)	2,000,000	2,273,120
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,056,271
Series 2014 A:
5% 11/1/28	1,000,000	1,182,860
5% 11/1/29	1,850,000	2,183,629
5% 11/1/30	2,480,000	2,917,125
5% 11/1/31	2,905,000	3,411,574
5% 11/1/42	2,115,000	2,446,801
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,271,270
5% 7/15/32	1,250,000	1,580,775
5% 7/15/33	1,000,000	1,258,900
5% 7/15/34	1,000,000	1,254,910
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,095,650
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,158,914
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,195,550
5% 7/1/29 (FSA Insured)	1,000,000	1,191,820
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (a)	1,000,000	1,092,180
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	440,000	458,374
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Pre-Refunded to 3/1/25 @ 100)	1,530,000	1,841,707
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,884,591
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,059,643
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,159,107
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,264,633
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,986,296
5% 3/1/33 (FSA Insured)	1,900,000	2,300,349
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	727,194
5% 8/15/26 (Pre-Refunded to 8/15/25 @ 100)	635,000	774,325
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	901,759
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	43,734
5% 8/15/28 (FSA Insured)	1,500,000	1,806,870
5% 8/15/30 (FSA Insured)	1,000,000	1,194,620
5% 8/15/34 (FSA Insured)	1,000,000	1,181,590
5% 8/15/35 (FSA Insured)	1,000,000	1,180,870
5% 9/1/29 (FSA Insured)	2,655,000	3,111,766
5% 9/1/31 (FSA Insured)	1,430,000	1,662,332
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33 (Pre-Refunded to 8/1/22 @ 100)	1,110,000	1,234,242
Series 2013 A, 5% 8/1/43 (Pre-Refunded to 8/1/22 @ 100)	2,000,000	2,223,860
Series 30 B:
5% 8/1/30	1,150,000	1,349,663
5% 8/1/31	2,630,000	3,076,969
Series 32 B:
5% 8/1/32	1,000,000	1,224,180
5% 8/1/33	1,150,000	1,405,197
5% 8/1/37	3,000,000	3,629,760
5% 8/1/38	1,000,000	1,207,460
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,193,430
Series 2019, 5% 1/1/27	1,990,000	2,470,287
Univ. of Connecticut Gen. Oblig.:
Series 2011 A, 5% 2/15/27	3,000,000	3,150,390
Series 2018 A, 5% 4/15/28	4,400,000	5,597,548
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	858,872
5% 11/1/25	635,000	720,039
5% 11/1/26	635,000	731,825
Series 2017 B, 5% 11/1/32	400,000	458,376

TOTAL CONNECTICUT		328,692,394

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	937,232
TOTAL MUNICIPAL BONDS
(Cost $310,219,338)		329,629,626

Municipal Notes - 3.8%
Connecticut - 3.8%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.):
Series V1, 1.25% 9/3/19, VRDN (c)	1,600,000	$1,600,000
Series V2, 1.2% 9/3/19, VRDN (c)	1,000,000	1,000,000
Connecticut Hsg. Fin. Auth. Series 2016 B, 1.31% 9/6/19 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	5,000,000	5,000,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 1.34% 9/6/19, LOC TD Banknorth, NA, VRDN (c)	5,590,000	5,590,000
TOTAL MUNICIPAL NOTES
(Cost $13,190,000)		13,190,000
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $323,409,338)		342,819,626
NET OTHER ASSETS (LIABILITIES) - 1.1%		3,880,596
NET ASSETS - 100%		$346,700,222

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,851,220 or 2.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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